     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON: July 21, 2000


                                               REGISTRATION NO. 2-83631/811-3738
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                          Pre-Effective Amendment No.                        [ ]
                          Post-Effective Amendment No. 29                    [X]
                                    and/or
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                                        [X]
                          Amendment No. 30                                   [X]


                            ------------------------

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 2929 ALLEN PARKWAY, HOUSTON, TEXAS       77019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------


                         THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                           WILMINGTON, DELAWARE 19801
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                            ------------------------

                                    Copy to:
                              JOHN A. DUDLEY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                            ------------------------

             It is proposed that this filing will become effective (check appropriate box):


                     ____   immediately upon filing pursuant to paragraph (b)
                     ____   on October 1, 1999 pursuant to paragraph (b)
                     ____   60 days after filing pursuant to paragraph (a)(1)
                     ____   on (date) pursuant to paragraph (a)(1)
                     _X__   75 days after filing pursuant to paragraph (a)(2)
                     ____   on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

                            ------------------------

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                                     PART A

These new funds will be placed in alphabetical order in the October 1, 2000 version of the prospectus for what is now known as American General Series Portfolio Company ("AGSPC"). AGSPC will be undergoing a name change to "North American Funds Variable Product Series I" as of October 1, 2000. The new funds reflect this name change.

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Inserts to the AGSPC (North American Funds Variable Product Series I) 10/1/2000
prospectus:
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                 NORTH AMERICAN - FOUNDERS LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The North American - Founders Large Cap Growth Fund (the "Fund") seeks long-term growth of capital. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

The Fund pursues long-term growth by normally investing at least 65% of its total assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The Fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Stock Market Risk - The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not our assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could even decrease in value.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's growth style of investing, the Fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Sector Risk - Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.


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             NORTH AMERICAN - AMERICAN CENTURY INCOME & GROWTH FUND

INVESTMENT OBJECTIVE

The North American - American Century Income & Growth Fund (the "Fund") seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

American Century Investment Management, Inc., the Fund's sub-advisor (manager), utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the Fund manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer model to build a portfolio of stocks, from the ranking described earlier, that the manager believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, without taking on significant additional risk. If the stocks that make up the S&P 500 do not have a high dividend yield, then the Fund may not have a high dividend yield.

The manager does not attempt to time the market. Instead, the manager intends to keep the Fund fully invested in stocks regardless of the movement of stock prices generally. When the manager believes it is prudent, the Fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts and other securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy to help manage the risk of these types of investments.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Index Risk - the Fund is managed to an Index, the S&P 500. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down.

Market Risk - The value of the Fund shares will go up and down based on the performance of the companies whose securities it owns. The value of the individual securities the Fund owns will go up and down depending on the company's performance, general market and economic conditions, and investor confidence.

Price Fluctuation - Your shares may be worth more or less at any time than the price you paid for the shares. If you sell your shares when the value is less per share than the price you paid, you will lose money.

Price Volatility - The value of the Fund's shares may fluctuate significantly in the short term.

                   NORTH AMERICAN - PUTNAM OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The North American - Putnam Opportunities Fund (the "Fund") seeks capital appreciation through investments in common stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

Putnam Investment Management, Inc. is the sub-advisor (manager) for this Fund. The Fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase). The Fund invests in a relatively small number of companies that the manager believes will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment.

The manager considers, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The Fund may also invest in securities of foreign issuers.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Stock Market Risk - The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

Financial Market Risk - The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

Investing in Fewer Issuers - The risk of loss from investing in fewer issuers than a fund that invests more broadly. This vulnerability to factors affecting a single investment can result in greater fund losses and volatility.

Foreign Investments - Foreign investments involve special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.


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             NORTH AMERICAN - FOUNDERS/T. ROWE PRICE SMALL CAP FUND

INVESTMENT OBJECTIVE

The North American - Founders/T. Rowe Price Small Cap Fund (the "Fund") seeks to provide long-term capital growth by investing primarily in the stocks of small companies. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

The Fund will normally invest at least 65% of its total assets in stocks of small companies. Small companies are not usually listed on a national securities exchange, but trade on the over-the-counter market. A company is considered a "small" company if its total market value (capitalization) falls within a range of companies in the Russell 2000 Index. Generally, that includes companies with a market value of $2.2 billion or less, though the range can fluctuate depending on the changes in the value of the entire stock market.

Stock selection may reflect either a growth or a value investment approach. For example, if a company's price/earnings ratio is attractive relative to the underlying earnings growth rate, that is a growth stock. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

The portfolio investments are expected to be widely diversified by industry and company. The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation. The Fund may also purchase up to __% in foreign securities, although it will normally invest in common stocks of U.S.-based companies.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Stock Market Risk - The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not our assessment of a company's potential for growth and appreciation is correct, the securities in the portfolio may not increase in value, and could even decrease in value.

Small Company Risk - Investing in small companies involves greater risk than is customarily associated with larger companies, because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Sector Risk - Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry


                                       4
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sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Foreign Securities Risk - Foreign investments involve special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Investment Style Risk - In general, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this Fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.


                                       5
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                    NORTH AMERICAN - AG NASDAQ-100 INDEX FUND


INVESTMENT OBJECTIVE

The North American - AG Nasdaq-100 Index Fund (the "Fund") seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

The Fund plans to invest in stocks that are included in the Nasdaq-100 Index (the "Index"). The Index was established in January 1985. It represents the largest and most active non-financial domestic and international securities listed on the Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The Fund investments are made by its sub-advisor, American General Investment Management, L.P. ("AGIM"). AGIM invests Fund assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The stocks to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity.

Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed periodically by AGIM for each of the index funds. If an index fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Stock Market Risk (Volatility) - The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and


                                       6
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investor confidence. The Index changes every day, depending on movement in the stock market. Stock markets often have times when the prices rise and fall significantly every day or every few days. There is no guarantee that the value of your investment will increase.

Sector Risk - Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

Index Risk - The Nasdaq-100 Index is a modified capitalization weighted index, which means that it purchases stocks in proportion to their total market capitalizations (overall market value), with some modifications. The modifications are to provide enhanced diversification, but could also mean that securities offered by larger companies may be purchased in larger proportions. Thus, poor performance of the largest companies could result in negative performance for both the Index and the Fund.

To be placed in a shaded box:
More about the Nasdaq-100 Index: To be eligible for the Index, a domestic security must have a minimum average daily trading volume of at least 100,000 shares, and must have been listed for one to two years. If the security is a foreign security, then the company must have a world market value of $10 billion or more, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. Nasdaq reviews and adjusts the Index on a quarterly basis to ensure that certain pre-established weight distribution and diversification guidelines are met. This will also help to limit the domination of the Index by a few very large common stocks.


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           NORTH AMERICAN - AMERICAN CENTURY INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The North American - American Century International Growth Fund (the "Fund") seeks capital growth through investments in equity securities of issuers in developed foreign countries. The Fund does not invest in U.S. securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES

American Century Investment Management, Inc., the Fund's sub-advisor (manager) uses a growth strategy it developed to invest in stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the Fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the Fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The Fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. The Fund can purchase other types of securities, when the managers believe it is prudent. The Fund may invest a portion of its assets in convertible securities, short-term securities, non-leveraged stock index futures contracts, notes, bonds and other debt securities of companies, and obligations of foreign governments and their agencies, or other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid, while performing more like stocks. The Fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the Fund's assets by investing in a derivative security.

In determining whether a company is foreign, the Fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

MAIN RISKS OF INVESTING

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

Market Risk - The value of a fund's shares will go up and down based upon the performance of the companies whose securities it owns and other factors generally affecting the securities market.

Price Volatility - The value of the Fund's shares may fluctuate significantly in the short term.

Principal Loss - As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Foreign Risk - The Fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. As a result, the Fund is subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses.

Currency Risk - Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.


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Inserts to the current prospectus section:
ABOUT THE SERIES COMPANY'S MANAGEMENT

Investment Sub-advisors section:
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North American - Founders Large Cap Growth Fund

FOUNDERS ASSET MANAGEMENT LLC ("Founders") is the sub-advisor for the North American - Founders Large Cap Growth Fund. Founders and its predecessor companies have operated as investment advisors since 1938, and serve a number of investment companies and private accounts. The Founders offices are located at 2930 East Third Avenue, Denver, Colorado, 80206. Founders is the growth specialist affiliate of The Dreyfus Corporation. As of December 31, 1999, Founders had more than $6.6 billion in its mutual fund portfolios.

Founders uses a lead manager and team system for day-to-day Fund management. The team is composed of members of the investment department, including lead portfolio managers, portfolio traders, and research analysts. Daily decisions on security selection for the Fund are made by Thomas M. Arrington, Vice President of Investments, and Scott A. Chapman, Vice President of Investments and Director of Research. They use a "bottom-up approach" to make Fund purchases. This means that they analyze the fundamentals of individual companies, such as financial ratios, rather than focusing on broader market themes. Messrs. Arrington and Chapman are Chartered Financial Analysts, and have co-managed the Dreyfus Founders Growth Fund since December 1998.

In July 1999 Mr. Arrington was named as a co-manager of the Dreyfus Founders Worldwide Growth Fund. Mr. Arrington has also served as a portfolio manager for The Dreyfus Corporation since March 1999. In addition, he manages or co-manages several institutional growth and growth and income accounts. Prior to joining Founders, Mr. Arrington was a vice president and director of income equity strategy for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corp. His educational background includes an MBA in business information systems from San Francisco State University, and a BA in economics from the University of California at Los Angeles.

Scott A. Chapman joined Founders in December 1998 as co-portfolio manager of Dreyfus Founders Growth Fund. He has also served as a portfolio manager for The Dreyfus Corporation since February 1999. In July 1999, Mr. Chapman began co-managing the domestic portion of Dreyfus Founders Worldwide Growth Fund with Mr. Arrington. In December 1999, Mr. Chapman began managing Dreyfus Founders Focus Fund. Mr. Chapman was previously a vice president and director of growth strategy for San Francisco-based HighMark Capital Management, Inc., a subsidiary of Union BanCal Corp. Mr. Chapman joined HighMark in 1991 and managed the HighMark Growth Fund. Mr. Chapman has an MBA in finance from Golden Gate University and a BS in accounting from Santa Clara University.

PRIOR PERFORMANCE

Because the North American - Founders Large Cap Growth Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by Founders for the Dreyfus Founders Growth Fund.

The performance information shown below is for Class F of the retail Dreyfus Founders Growth Fund, and not that of the new Fund, North American - Founders Large Cap Growth Fund. The North American - Founders Large Cap Growth Fund is sold as an annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation, while the Dreyfus Founders Growth Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail fund, Dreyfus Founders Growth Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new Fund, North American - Founders Large Cap Growth Fund, may not be the same as those made by the Dreyfus Founders Growth Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions.

Past performance shown below is no guarantee of similar future performance for the North American - Founders Large Cap Growth Fund.

                      [DREYFUS FOUNDERS GROWTH FUND GRAPH]

1990       -10.60%
1991        47.39%
1992         4.32%
1993        25.53%
1994        -3.35%
1995        45.59%
1996        16.57%
1997        26.59%
1998        25.04%
1999        39.06%

Best quarter      Quarter ended December 31, 1999           31.77%
Worst quarter     Quarter ended September 30, 1990         -14.83%

The table below compares the performance of the Dreyfus Founders Growth Fund to that of the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the North American - Founders Large Cap Growth Fund.

Average Annual Total Returns as of 12/31/99

                                    One Year         5 Years           10 Years
Growth Fund - Class F               39.06%           30.16%            20.07%

S&P 500 Index                       21.04%           28.56%            18.21%


North American - American Century Income & Growth Fund

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century") is the sub-advisor for the North American - American Century Income & Growth Fund. American Century has been managing mutual funds since 1958, and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. It has over $100 billion in assets under management.

The daily management of the Fund is directed by a team of portfolio managers. Team members meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund's investment objective and strategy.

PRIOR PERFORMANCE

Because the North American - American Century Income & Growth Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by American Century for the American Century Income & Growth Fund.

The performance information shown below is for the Investor Class of the retail American Century Income & Growth Fund (since its inception in December of 1990), and not that of the new North American - American Century Income & Growth Fund. The North American - American Century Income & Growth Fund is sold in an annuity product only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation, while the retail American Century Income & Growth Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail American Century Income & Growth Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Notwithstanding the similarity in the name, objective, investment strategies, techniques and characteristics, the American Century Income & Growth Fund and the North American - American Century Income & Growth Fund are separate mutual funds that will have different investment performance.

Investments made by the new North American - American Century Income & Growth Fund may not be the same as those made by the retail American Century Income & Growth Fund. Notwithstanding the similarity in the name, objective, investment strategies, techniques and characteristics, the American Century Income & Growth Fund and the North American - American Century Income & Growth Fund are separate mutual funds that will have different investment performance. This is due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the new North American - American Century Income & Growth Fund.

                [AMERICAN CENTURY INCOME AND GROWTH FUND GRAPH]

1991        39.08%
1992         7.87%
1993        11.31%
1994        -0.56%
1995        36.87%
1996        24.15%
1997        34.45%
1998        27.67%
1999        17.96%

Fund inception December 17, 1990
Best quarter      Quarter ended December 31, 1998           22.18%
Worst quarter     Quarter ended September 30, 1998         -11.29%

The table below compares the performance of the American Century Income & Growth Fund to that of the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the North American - American Century Income & Growth Fund.

Average Annual Total Returns as of 12/31/99

                                    One Year         5 Years           10 Years
Income & Growth Fund
     Investor Class                 17.96%           28.02%            21.43%

S&P 500 Index                       21.04%           28.56%            18.21%


North American - Putnam Opportunities Fund

PUTNAM INVESTMENT MANAGEMENT, INC. ("Putnam") is the sub-advisor for the North American - Putnam Opportunities Fund. Putnam has managed mutual funds since 1937, and is located at One Post Office Square, Boston, Massachusetts, 02109. As of May 31, 2000, Putnam has over $381 billion in assets under management.

Day-to-day decisions and management of the Fund's portfolio are made by C. Beth Cotner, Managing Director, Jeffrey R Lindsey and David J. Santos, both Senior Vice Presidents. Ms. Cotner has been Managing Director of the Putnam Growth Opportunities Fund since 1998, and has been employed by Putnam since 1995. Mr. Lindsey has been employed by Putnam since 1994, and has worked with the Putnam Growth Opportunities Fund since 1996. Mr. Santos joined Putnam in 1986, and became part of the Putnam Growth Opportunities team in 1999.

PRIOR PERFORMANCE

Because the North American - Putnam Opportunities Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by Putnam for the Putnam Growth Opportunities Fund.

The performance information shown below is for Class A of the retail Putnam Growth Opportunities Fund, and not that of the new North American - Putnam Opportunities Fund. The North American - Putnam Opportunities Fund is sold in an annuity product only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation, while the retail Putnam Growth Opportunities Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail Putnam Growth Opportunities Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new North American - Putnam Opportunities Fund may not be the same as those made by the retail Putnam Growth Opportunities Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the new North American - Putnam Opportunities Fund.

                    [PUTMAN GROWTH OPPORTUNITIES FUND GRAPH]

1996        25.94%
1997        30.03%
1998        47.38%
1999        __.__%

Fund inception October 2, 1995
Best quarter      Quarter ended December 31, 1998           30.68%
Worst quarter     Quarter ended September 30, 1998         -10.50%

The table below compares the performance of the Putnam Growth Opportunities Fund to that of the S&P 500 Index and the Russell 1000 Growth Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Russell 1000 Growth Index is an unmanaged index composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. No sales charges have been applied to either index, and an investor cannot invest directly in them. As noted above, past performance is no guarantee of similar future performance for the North American - Putnam Opportunities Fund.

Average Annual Total Returns as of 12/31/99

                                                    One Year       Life of Fund (10/2/95)
Putnam Growth Opportunities Fund
     Class A                                         __.__%           __.__%

S&P 500 Index                                        21.04%           28.56%

Russell 1000 Growth Index                            __.__%           __.__%

North American - Founders/T. Rowe Price Small Cap Fund

FOUNDERS ASSET MANAGEMENT LLC ("Founders") and T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe") are co-sub-advisors for the North American - Founders/T. Rowe Price Small Cap Fund. Founders has responsibility for approximately ___% of the Fund's assets, while T. Rowe manages the remainder.

Founders and its predecessor companies have operated as investment advisors since 1938, and serve a number of investment companies and private accounts. The Founders offices are located at 2930 East Third Avenue, Denver, Colorado, 80206. Founders is the growth specialist affiliate of The Dreyfus Corporation. As of December 31, 1999, Founders had more than $6.6 billion in its mutual fund portfolios.

Founders uses a lead manager and team system for day-to-day Fund management. The team is composed of members of the investment department, including a lead portfolio manager, portfolio traders, and research analysts. Daily decisions on security selection for the Founders portion of the Fund are made by Robert T. Ammann, Vice President of Investments. Mr. Ammann is a Chartered Financial Analyst who has been lead portfolio manager of the Dreyfus Founders Discovery Fund since 1997. He also served a portfolio manager of Founders Frontier Fund from February 1999 until its merger with the Discovery Fund in August 1999. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Mr. Ammann graduated from Colorado State University with a B.B.A., concentration in finance.

Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of December 31, 1999, T. Rowe Price and its affiliates served as investment adviser to more than 75 stock, bond, and money market funds and managed about $179.9 billion. T. Rowe is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The portion of the Fund sub-advised by T. Rowe is managed by an investment advisory committee, chaired by Gregory A. McCrickard. He has been the chairman of the investment advisory committee for the T. Rowe Price Small Cap Fund since 1992. Mr. McCrickard joined T. Rowe in 1986 and has been managing investments since 1991. He has a B.A. from the University of Virginia and an M.B.A. from Dartmouth College.


North American - AG Nasdaq-100 Index Fund

AGIM is the Sub-Adviser for the North American - AG Nasdaq-100 Index Fund. It was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors.

Investment decisions for the Fund are made by a team, chaired by Magali E. Azema-Barac. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.


North American - American Century International Growth Fund

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century") is the sub-advisor for the North American - American Century International Growth Fund. American Century has been managing mutual funds since 1958, and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. It has over $100 billion in assets under management.

The daily management of the Fund is directed by a team of portfolio managers. Team members meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund's investment objective and strategy.

PRIOR PERFORMANCE

Because the North American - American Century International Growth Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by American Century for the American Century International Growth Fund.

The performance information shown below is for the Investor Class of the retail American Century International Growth Fund, and not that of the new North American - American Century International Growth Fund. The North American - American Century International Growth Fund is sold in an annuity product only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation, while the American Century International Growth Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail American Century International Growth Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new North American - American Century International Growth Fund may not be the same as those made by the retail American Century International Growth Fund. Notwithstanding the similarity in the name, objective, investment strategies, techniques and characteristics, the American Century International Growth Fund and the North American - American Century International Growth Fund are separate mutual funds that will have different investment performance. This is due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the new North American - American Century International Growth Fund.

               [AMERICAN CENTURY INTERNATIONAL GROWTH FUND GRAPH]

1992         4.84%
1993        42.65%
1994        -4.76%
1995        11.89%
1996        14.43%
1997        19.72%
1998        19.01%
1999        64.44%

Fund inception May 9, 1991
Best quarter      Quarter ended December 31, 1999               48.19%
Worst quarter     Quarter ended September 30, 1998             -17.94%

The table below compares the performance of the American Century International Growth Fund to that of the Morgan Stanley Capital International Europe, Australia and the Far East ("MSCI EAFE") Index. The MSCI EAFE Index includes about 1,000 stocks from Europe, Australia and the Far East and is commonly used as a measure of international stock performance. No sales charges have been applied to the MSCI EAFE Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the North American - American Century International Growth Fund.

Average Annual Total Returns as of 12/31/99

                                       One Year          5 Years      Life of Fund (since 5/9/91)
American Century
   International Growth Fund
   Investor Class                       64.44%            24.56%           19.62%

MSCI EAFE Index                         26.96%            12.83%           10.47%


-------------------------------------------------------------------------------
Insert to the "HOW VALIC IS PAID FOR ITS SERVICES" section (for the new funds only):
-------------------------------------------------------------------------------

VALIC receives an advisory fee from each Fund based on the Fund's average daily net assets. Here is a list of the percentages each Fund pays to VALIC:

Fund Name                                                              Advisory Fee
---------                                                              ------------
North American - American Century Income & Growth Fund                     0.77%

North American - AG Nasdaq-100 Index Fund                                  0.40%

North American - Founders Large Cap Growth Fund                            1.00%

North American - Founders/T. Rowe Price Small Cap Fund                     0.90%

North American - Putnam Opportunities Fund                                 0.95%

North American - American Century International Growth Fund                1.00%

                                     PART B

-------------------------------------------------------------------------------
          Insert to the Investment Restrictions Section of the SAI (to be
                         formatted later when typeset):
-------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

         The Funds have each adopted certain fundamental investment restrictions which, unlike the investment objectives, policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or
(2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions which may be changed by the Series Company's Board of Trustees without shareholder approval.
         The fundamental and, if applicable, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times. Calculation of each Fund's total assets for compliance with any of the investment restrictions will not include cash collateral held in connection with securities lending activities.
         In applying the limitations on investments in any one industry, the Funds use industry classifications based, where applicable, on Baseline, Bridge Information Systems, Reuters, the S & P Stock Guide published by Standard and Poor's, information obtained from Bloomberg L.P. and Moody's International, and/or the prospectus of the issuing company. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

-------------------------------------------------------------------------------
                      North American - Founders Growth Fund
             North American - Founders/T. Rowe Price Small Cap Fund
-------------------------------------------------------------------------------

Fundamental Investment Restrictions

Each Fund may NOT:

1. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, forward contracts, futures contracts (including those relating to indices) options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which invest in physical commodities or such instruments.

3. Invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, except that a Fund may invest in securities of issuers which invest in real estate, real estate mortgage loans, or other illiquid interests in real estate. A Fund may also invest in readily marketable interests in real estate investment trusts.

4. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets. For purposes of this investment restriction, investments in options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments or transactions for which assets are required to be segregated including, without limitation, reverse repurchase agreements, shall not constitute borrowing.

5. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

6. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities.

7. Issue any senior security, except as permitted under the 1940 Act and except to the extent that the activities permitted by the Fund's other investment restrictions may be deemed to give rise to a senior security.

Non-Fundamental Investment Restrictions

Each Fund may NOT:

8. Purchase the securities of any issuer if, as a result, more than 5% of its total assets would be invested in the securities of that issuer, except that obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased without regard to any such limitation.

9. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

10. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and to the extent necessary to effect transactions in foreign jurisdictions.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including those relating to indices) and options on futures contracts or indices.

12. Enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable if, in the aggregate, more than 15% of the value of its net assets would be so invested.

13. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, and other financial instruments.

-------------------------------------------------------------------------------
                    North American - AG Nasdaq 100 Index Fund
-------------------------------------------------------------------------------

Fundamental Investment Restrictions

Subject                             Policy
-------------------------------------------------------------------------------

Borrowing                           A fund may not borrow money, except for
                                    temporary or emergency purposes (not for
                                    leveraging or investment) in an amount not
                                    exceeding 33 1/3% of the fund's total assets
                                    (including the amount borrowed) less
                                    liabilities (other than borrowings).
-------------------------------------------------------------------------------

Commodities                         A fund may not purchase or sell physical
                                    commodities unless acquired as a result of
                                    ownership of securities or other
                                    instruments; provided that this limitation
                                    shall not prohibit the fund from purchasing
                                    or selling options and futures contracts or
                                    from investing in securities or other
                                    instruments backed by physical commodities.
-------------------------------------------------------------------------------
Concentration                       A fund may not concentrate its investments
                                    in securities of issuers in a particular
                                    industry (other than securities issued or
                                    guaranteed by the U.S. government or any of
                                    its agencies or instrumentalities).
-------------------------------------------------------------------------------
Control                             A fund may not invest for purposes of
                                    exercising control over management.
-------------------------------------------------------------------------------
Lending                              A fund may not lend any security or
                                     make any other loan if, as a result, more
                                     than 33 1/3% of the fund's total assets
                                     would be lent to other parties, except, (i)
                                     through the purchase of debt securities in
                                     accordance with its investment objective,
                                     policies and limitations or (ii) by
                                     engaging in repurchase agreements with
                                     respect to portfolio securities.
-------------------------------------------------------------------------------
Real Estate                          A fund may not concentrate or sell real
                                     estate unless acquired as a result of
                                     ownership of securities or other
                                     instruments. This policy shall not prevent
                                     a fund from investing in securities or
                                     other instruments backed by real estate or
                                     securities of companies that deal in real
                                     estate or are engaged in the real estate
                                     business.
-------------------------------------------------------------------------------
Senior Securities                    A fund may not issue senior securities
                                     except as permitted under the Investment
                                     Company Act.
-------------------------------------------------------------------------------
Underwriting                         A fund may not act as an underwriter of
                                     securities issued by others, except to the
                                     extent that the fund may be considered an
                                     underwriter within the meaning of the
                                     Securities Act of 1933 in the disposition
                                     of restricted securities.
-------------------------------------------------------------------------------

Non-fundamental Investment Restrictions

Subject                             Policy
-------------------------------------------------------------------------------
Leveraging                          A fund may not purchase additional
                                    investment securities at any time during
                                    which outstanding borrowings exceed 5% of
                                    the total assets of the fund.
-------------------------------------------------------------------------------
Liquidity                           A fund may not purchase any security or
                                    enter into a repurchase agreement if, as a
                                    result, more than 15% of its net assets
                                    would be invested in repurchase agreements
                                    not entitling the holder to payment of
                                    principal and interest within seven days and
                                    in securities that are illiquid by virtue of
                                    legal or contractual restrictions on resale
                                    or the absence of a readily available
                                    market.
-------------------------------------------------------------------------------
Short Sales                         A fund may not sell securities short,
                                    unless it owns or has the right to obtain
                                    securities equivalent in kind and amount to
                                    the securities sold short, and provided that
                                    transactions in futures contracts and
                                    options are not deemed to constitute selling
                                    securities short.
-------------------------------------------------------------------------------
Margin                              A fund may not purchase securities on
                                    margin, except that the fund may obtain such
                                    short-term credits as are necessary for the
                                    clearance of transactions, and provided that
                                    margin payments in connection with futures
                                    contracts and options on futures contracts
                                    shall not constitute purchasing securities
                                    on margin.
-------------------------------------------------------------------------------
Futures and Options                 A fund may enter into futures contracts and
                                    write and buy put and call options relating
                                    to futures contracts. A fund may not,
                                    however, enter into leveraged futures
                                    transactions if it would be possible for the
                                    fund to lose more money than it invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                   North American - Putnam Opportunities Fund
-------------------------------------------------------------------------------

Fundamental Restrictions:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its Investment Restrictions, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.


Non-fundamental investment restrictions:


The Fund may not invest in:

(1) Securities which are not readily marketable;

(2) Securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable); and

(3) Repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in such securities.

-------------------------------------------------------------------------------
           North American - American Century International Growth Fund
-------------------------------------------------------------------------------

Fundamental Investment Restrictions

Subject                             Policy
-------------------------------------------------------------------------------
Senior Securities                   A fund may not issue senior securities
                                    except as permitted under the Investment
                                    Company Act.
-------------------------------------------------------------------------------
Borrowing                           A fund may not borrow money, except for
                                    temporary or emergency purposes (not for
                                    leveraging or investment) in an amount not
                                    exceeding 33 1/3% of the fund's total assets
                                    (including the amount borrowed) less
                                    liabilities (other than borrowings).
-------------------------------------------------------------------------------

Lending                             A fund may not lend any security or make any
                                    other loan if, as a result, more than
                                    33 1/3% of the fund's total assets would be
                                    lent to other parties, except, (i) through
                                    the purchase of debt securities in
                                    accordance with its investment objective,
                                    policies and limitations or (ii) by engaging
                                    in repurchase agreements with respect to
                                    portfolio securities.
-------------------------------------------------------------------------------
Real Estate                         A fund may not purchase or sell real
                                    estate unless acquired as a result of
                                    ownership of securities or other
                                    instruments. This policy shall not prevent a
                                    fund from investing in securities or other
                                    instruments backed by real estate or
                                    securities of companies that deal in real
                                    estate or are engaged in the real estate
                                    business.
-------------------------------------------------------------------------------
Concentration                       A fund may not concentrate its investments
                                    in securities of issuers in a particular
                                    industry (other than securities issued or
                                    guaranteed by the U.S. government or any of
                                    its agencies or instrumentalities).
-------------------------------------------------------------------------------
Underwriting                        A fund may not act as an underwriter of
                                    securities issued by others, except to the
                                    extent that the fund may be considered an
                                    underwriter within the meaning of the
                                    Securities Act of 1933 in the disposition of
                                    restricted securities.
-------------------------------------------------------------------------------
Commodities                         A fund may not purchase or sell physical
                                    commodities unless acquired as a result of
                                    ownership of securities or other
                                    instruments; provided that this limitation
                                    shall not prohibit the fund from purchasing
                                    or selling options and futures contracts or
                                    from investing in securities or other
                                    instruments backed by physical commodities.
-------------------------------------------------------------------------------
Control                             A fund may not invest for purposes of
                                    exercising control over management.
-------------------------------------------------------------------------------

Non-fundamental Investment Restrictions

Subject                             Policy
-------------------------------------------------------------------------------
Leveraging                          A fund may not purchase additional
                                    investment securities at any time during
                                    which outstanding borrowings exceed 5% of
                                    the total assets of the fund.
-------------------------------------------------------------------------------
Liquidity                           A fund may not purchase any security or
                                    enter into a repurchase agreement if, as a
                                    result, more than 15% of its net assets
                                    would be invested in repurchase agreements
                                    not entitling the holder to payment of
                                    principal and interest within seven days and
                                    in securities that are illiquid by virtue of
                                    legal or contractual restrictions on resale
                                    or the absence of a readily available
                                    market.
-------------------------------------------------------------------------------
Short Sales                         A fund may not sell securities short,
                                    unless it owns or has the right to obtain
                                    securities equivalent in kind and amount to
                                    the securities sold short, and provided that
                                    transactions in futures contracts and
                                    options are not deemed to constitute selling
                                    securities short.
-------------------------------------------------------------------------------
Margin                              A fund may not purchase securities on
                                    margin, except that the fund may obtain such
                                    short-term credits as are necessary for the
                                    clearance of transactions, and provided that
                                    margin payments in connection with futures
                                    contracts and options on futures contracts
                                    shall not constitute purchasing securities
                                    on margin.
-------------------------------------------------------------------------------
Futures and Options                 A fund may enter into futures contracts and
                                    write and buy put and call options relating
                                    to futures contracts. A fund may not,
                                    however, enter into leveraged futures
                                    transactions if it would be possible for the
                                    fund to lose more money than it invested.
-------------------------------------------------------------------------------
Issuers with Limited
Operating Histories                 A fund may invest a portion of its assets in
                                    the securities of issuers with limited
                                    operating histories. An issuer is considered
                                    to have a limited operating history if that
                                    issuer has a record of less than three years
                                    of continuous operation. Periods of capital
                                    formation, incubation, consolidations, and
                                    research and development may be considered
                                    in determining whether a particular issuer
                                    has a record of three years of continuous
                                    operation.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
             North American - American Century Income & Growth Fund
-------------------------------------------------------------------------------

Fundamental Investment Restrictions


Subject                         Policy
-------------------------------------------------------------------------------
Senior Securities               A fund may not issue senior securities, except
                                as permitted under the Investment Company Act.
-------------------------------------------------------------------------------
Borrowing                       A fund may not borrow money, except for
                                temporary or emergency purposes (not for
                                leveraging or investment) in an amount not
                                exceeding 33 1/3% of the fund's total assets
                                (including the amount borrowed) less liabilities
                                (other than borrowings).
-------------------------------------------------------------------------------
Lending                         A fund may not lend any security or make any
                                other loan if, as a result, more than 33 1/3% of
                                the fund's total assets would be lent to other
                                parties, except, (i) through the purchase of
                                debt securities in accordance with its
                                investment objective, policies and limitations
                                or (ii) by engaging in repurchase agreements
                                with respect to portfolio securities.
-------------------------------------------------------------------------------
Real Estate                     A fund may not purchase or sell real estate
                                unless acquired as a result of ownership of
                                securities or other instruments. This policy
                                shall not prevent a fund from investing in
                                securities or other instruments backed by real
                                estate or securities of companies that deal in
                                real estate or are engaged in the real estate
                                business.
-------------------------------------------------------------------------------
Concentration                   Income & Growth may not concentrate their
                                investments in securities of issuers in a
                                particular industry (other than securities
                                issued or guaranteed by the U.S. government or
                                any of its agencies or instrumentalities).
-------------------------------------------------------------------------------
Underwriting                    A fund may not act as an underwriter of
                                securities issued by others, except to the
                                extent that the fund may be considered an
                                underwriter within the meaning of the Securities
                                Act of 1933 in the disposition of restricted
                                securities.
-------------------------------------------------------------------------------
Commodities                     A fund may not purchase or sell physical
                                commodities unless acquired as a result of
                                ownership of securities or other instruments;
                                provided that this limitation shall not prohibit
                                the fund from purchasing or selling options and
                                futures contracts or from investing in
                                securities or other instruments backed by
                                physical commodities.
-------------------------------------------------------------------------------
Control                         A fund may not invest for purposes of
                                exercising control over management.
-------------------------------------------------------------------------------

Non-fundamental Investment Restrictions

         In addition, the Fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Trustees:


Subject                         Policy
-------------------------------------------------------------------------------
Leveraging                      A fund may not purchase additional investment
                                securities at any time during which outstanding
                                borrowings exceed 5% of the total assets of the
                                fund.
-------------------------------------------------------------------------------
Liquidity                       A fund may not purchase any security or enter
                                into a repurchase agreement if, as a result,
                                more than 15% of its net assets would be
                                invested in repurchase agreements not entitling
                                the holder to payment of principal and interest
                                within seven days and in securities that are
                                illiquid by virtue of legal or contractual
                                restrictions on resale or the absence of a
                                readily available market.
-------------------------------------------------------------------------------
Short Sales                     A fund may not sell securities short, unless it
                                owns or has the right to obtain securities
                                equivalent in kind and amount to the securities
                                sold short, and provided that transactions in
                                futures contracts and options are not deemed to
                                constitute selling securities short.
-------------------------------------------------------------------------------
Margin                          A fund may not purchase securities on margin,
                                except to obtain such short-term credits as are
                                necessary for the clearance of transactions, and
                                provided that margin payments in connection with
                                futures contracts and options on futures
                                contracts shall not constitute purchasing
                                securities on margin.
-------------------------------------------------------------------------------

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                           PART C.  OTHER INFORMATION


ITEM 23.  EXHIBITS


     a.  (1)  Articles of Incorporation(8)
         (2)  Articles Supplementary to the Articles of Incorporation, effective
              April 10, 1990(8)
         (3)  Articles Supplementary to the Articles of Incorporation, effective
              September 28, 1990(8)
         (4)  Amendment One to the Articles of Incorporation, effective October 1,
              1991(8)
         (5)  Amendment Two to the Articles of Incorporation, effective May 1, 1992(8)
         (6)  Articles Supplementary to the Articles of Incorporation, effective May
              1, 1992(8)
         (7)  Articles Supplementary to the Articles of Incorporation, effective
              January 20, 1994(8)
         (8)  Articles Supplementary to the Articles of Incorporation, effective
              February 4, 1994(8)
         (9)  Articles Supplementary to the Articles of Incorporation, effective
              February 4, 1994(8)
        (10)  Articles Supplementary to the Articles of Incorporation, effective May
              1, 1995(8)
        (11)  Articles of Amendment to the Articles of Incorporation, effective
              October 1, 1997(7)

     b.  By-Laws as amended and restated October 29, 1991(8)

     c.  Not Applicable

     d.  (1) Amended and Restated Investment Advisory Agreement between
             Registrant and The Variable Annuity Life Insurance Company (with revised fee schedule effective October 1, 1992)(8)
         (2) Investment Advisory Agreement (Form II) between Registrant and
             VALIC (with revised fee Schedule A effective September 1, 1999 and
             Form of revised fee Schedule A to be effective October 1, 1999)




         (3)(a) Investment Sub-Advisory Agreement between VALIC and
             T. Rowe Price Associates, Inc.(8)

            (b) Amendment No. 1 to Investment Sub-Advisory Agreement between
             VALIC and T. Rowe Price Associates, Inc. effective February 2, 1998(8)
         (4) Investment Sub-Advisory Agreement between VALIC and Bankers Trust
             Company effective June 4, 1999(9)
         (5) Investment Sub-Advisory Agreement between VALIC and Wellington
             Management Company, LLP
     e.  Distribution Agreement between Registrant and A.G. Distributors, Inc.
         effective May 1, 1999(9)


     f.  Not Applicable

     g.  (1)(a)  Custodian Contract between Registrant and State Street Bank and
                 Trust Company(8)

            (b)  Custodian Fee Schedule between Registrant and State Street Bank and
                 Trust Company(7)

            (c)  Amendment to Custodian Contract between Registrant and State Street
                 Bank and Trust Company(7)

            (d)  Custodian Fee Schedule between Registrant and State Street Bank and
                 Trust Company(7)

         (2)     Securities Lending Authorization Agreement as Amended between
                 Registrant and State Street Bank and Trust Company(8)

         (3)(a)  Canada Sub-Custodial Agreement between State Street Bank and Trust
                 Company and Canada Trust Company(2)

            (b)  Sub-Custodial Agreements between State Street Bank and Trust Company and:(1)
                    (i)  Den Danske Bank -- Copenhagen
                   (ii)  Sumitomo Trust and Banking Co., Ltd. -- Tokyo
                  (iii)  State Street Bank and Trust Company -- London

            (c)  Additional Sub-Custodial Agreements between State Street Bank and
                 Trust Company and(3)
                    (i)  Westpac Banking Corporation -- Sydney
                   (ii)  GiroCredit Bank Aktiengesellschaft der Sparkassen -- Vienna
                  (iii)  Generale Bank -- Brussels
                   (iv)  Canada Trustco Mortgage Company -- Toronto
                    (v)  Merita Bank Limited
                   (vi)  Banque Paribas -- Paris
                  (vii)  Standard Chartered Bank -- Hong Kong
                 (viii)  Bank of Ireland -- Dublin
                   (ix)  Standard Chartered Bank Malaysia Berhad
                    (x)  MeesPierson N.V. -- Amsterdam

                   (xi)  ANZ Banking Group (New Zealand) Limited -- Wellington
                  (xii)  Christiania Bank of Kreditkasse -- Oslo
                 (xiii)  The Development Bank of Singapore Ltd. -- Singapore

                  (xiv)  Banco Santander, S.A. -- Madrid

                   (xv)  Skandinaviska Enskilda Banken -- Stockholm

                  (xvi)  Union Bank of Switzerland -- Zurich

            (d)  Additional Sub-Custodial Agreement between State Street Bank and
                 Trust Company and Citibank, N.A., Mexico -- Mexico City(4)

            (e)  Additional Sub-Custodial Agreements between State Street Bank and
                 Trust Company and(6)
                    (i)  Dresdner Bank AG -- Frankfurt

                   (ii)  Banque Paribas -- Milan

                  (iii)  The Fuji Bank, Limited -- Tokyo

                   (iv)  The Daiwa Bank, Limited -- Tokyo

         (f) Additional Sub-Custodial Agreement between State Street Bank and Trust
         Company and Banco Commercial Portugues -- Lisbon(8)

     h.  (1) Transfer Agency and Service Agreement between Registrant and The
         Variable Annuity Life Insurance Company(8)

         (2) Accounting Services Agreement between Registrant and The Variable
         Annuity Life Insurance Company effective October 31, 1996 (with revised fee Schedule A effective March 1, 1999)(9)

     i.  Not Applicable


     j.  Not Applicable


     k.  Not Applicable

     l.  (1) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Growth
             Fund(8)
         (2) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Growth &
             Income Fund(8)
         (3) Subscription Agreement between the Registrant and The Variable Annuity
         Life Insurance Company regarding the initial capitalization of Science &
             Technology Fund(8)

     m.  Not Applicable


      n. Not Applicable


      o. Code of Ethics


      p. (1) Copies of manually signed powers of attorney for American General Series Portfolio Company Directors Norman Hackerman, John Wm. Lancaster, R. Miller Upton, F. Robert Paulsen and Ben H. Love(8)


         (2) Copies of manually signed powers of attorney for American General Series Portfolio Company Directors Kent E. Barrett and Alice T. Kane(9)

---------------

 1. Incorporated herein by reference to the Company's Form N-14 registration statement filed with the Securities and Exchange Commission on January 27, 1992 (File No. 33-45217).

 2. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1990 (file No. 2-83631/811-3738).

 3. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 30, 1993 (File No. 2-83631/811-3738).

 4. Incorporated herein by reference to Post-Effective Amendment Number 23 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1994 (File No. 2-83631/811-3738).

 5. Incorporated herein by reference to Post-Effective Amendment Number 7 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 25, 1986 (File No. 2-83631/811-3738).

 6. Incorporated herein by reference to Post-Effective Amendment Number 24 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 1996 (File No. 2-83631/811-3738).

 7. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (File No. 2-83631/811-3738).

 8. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (File No. 2-83631/811-3738).

 9. Incorporated herein by reference to Post-Effective Amendment Number 27 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1999 (File No. 2-83631/811-3738).

    ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by The Variable Annuity Insurance Company ("VALIC"), a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292); American General Life Insurance Company ("AGL") Separate Account A and Separate Account D, unit investment trusts registered as investment companies under the 1940 Act, affiliates of VALIC; AGL Separate Account B, a unit investment trust that is exempt from registering as an investment company under the 1940 Act; and two employee thrift plans maintained by VALIC and/or American General Corporation. Therefore, various companies affiliated with VALIC may be deemed to be under common control with the Registrant. These companies, together with their states of incorporation, and the identity of the owners of their common stock, are set forth in Exhibit 21 of the Form 10-K of American General Corporation filed for the year ended December 31, 1999 (File No. 1-7981), which is incorporated herein by this reference.

ITEM 25.  INDEMNIFICATION

     Incorporated herein by reference to Post-Effective Amendment Number 20 to the Company's Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 20, 1994 (File No. 2-83631/811-3738).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

     Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Directors and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are American General Distributors, Inc. ("AG Distributors"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").


               NAME                    COMPANY                             TITLE
               ----                    -------                             -----
Robert M. Devlin..................  VALIC, AGAIC       Director
                                    AG                 Director, Chairman and Chief Executive
                                    Corporation          Officer
John A. Graf......................  VALIC, AGAIC       Chairman, Director, President and Chief Executive Officer
Carl J. Santillo..................  VALIC, AGAIC       Director and Executive Vice President -- Operations
Bruce R. Abrams...................  VALIC, AGAIC       Director and Executive Vice President -- AGAIC Sales
Kent E. Barrett...................  VALIC, AGAIC       Director, Executive Vice President and
                                                         Chief Financial Officer
Robert P. Condon..................  VALIC, AGAIC       Director and Executive Vice President -- VALIC Sales & Institutional
                                                         Marketing
Kathleen Adamson..................  VALIC, AGAIC       Senior Vice President -- Customer Service
Michael J. Akers..................  VALIC, AGAIC       Senior Vice President and Chief Actuary
Dick Bailey.......................  VALIC, AGAIC       Senior Vice President -- Planning & Expense Management
Michael A. Betts..................  VALIC, AGAIC       Senior Vice President -- Systems
Rebecca G. Campbell...............  VALIC, AGAIC       Director and Senior Vice President -- Human Resources
Mary Cavanaugh....................  VALIC, AGAIC       Senior Vice President -- General Counsel and Secretary

               NAME                    COMPANY                            TITLE
               ----                    -------                            -----
Kenneth E. Coffey.................  VALIC, AGAIC      Senior Vice President -- National Marketing Director
Stephen G. Kellison...............  VALIC, AGAIC      Senior Vice President -- Product Management
Richard J. Lindsay................  VALIC, AGAIC      Senior Vice President -- Marketing
Terry  Eleftheriou................  VALIC, AGAIC      Senior Vice President -- Finance
Robert E. Steele..................  VALIC, AGAIC      Senior Vice President -- Specialty Products
Jane E. Bates.....................  VALIC             Vice President -- Broker/Dealer Operations
James D. Bonsall..................  VALIC, AGAIC      Vice President -- Financial Reporting
Rosemary Beauvais.................  VALIC, AGAIC      Vice President -- Corporate Technology Services
Gregory S. Broer..................  VALIC, AGAIC      Vice President -- Actuarial
Richard A. Combs..................  VALIC, AGAIC      Vice President -- Actuarial
Neil J. Davidson..................  VALIC, AGAIC      Vice President -- Actuarial
David H. denBoer..................  VALIC, AGAIC      Vice President -- Compliance
Terry B. Festervand...............  VALIC             Vice President and Treasurer
                                    AGAIC             Assistant Treasurer
Daniel Fritz......................  VALIC, AGAIC      Vice President -- Actuarial
Michael D. Gifford................  VALIC, AGAIC      Vice President -- Case Development
Joseph P. Girgenti................  VALIC, AGAIC      Vice President -- Sales Support
Sharla A. Jackson.................  VALIC, AGAIC      Vice President -- Customer Service - Amarillo
Albert J. Guiterrez...............  VALIC, AGAIC      Vice President and Investment Officer
Calvin King.......................  VALIC, AGAIC      Vice President -- North Houston Customer Care Center
Traci P. Langford.................  VALIC, AGAIC      Vice President -- Account Management
Thomas G. Norwood.................  VALIC, AGAIC      Vice President -- Broker/Dealer Operations
Rembert R. Owen, Jr...............  VALIC, AGAIC      Vice President and Assistant Secretary
Steven D. Rubinstein..............  VALIC, AGAIC      Vice President -- Financial Planning and
                                                       Reporting
Richard W. Scott..................  VALIC, AGAIC      Vice President and Chief Investment
                                                       Officer
                                    AG                Executive Vice President and Chief Investment
                                    Corporation        Officer
Gary N. See.......................  VALIC, AGAIC      Vice President -- Group Actuarial
Gregory R. Seward.................  VALIC, AGAIC      Vice President -- Variable Product Accounting
David Snyder......................  VALIC, AGAIC      Vice President -- Electronic Commerce
Paula F. Snyder...................  VALIC, AGAIC      Vice President -- AGRS Marketing Communications
James P. Steele...................  VALIC, AGAIC      Vice President -- Specialty Products
Kenneth R. Story..................  VALIC, AGAIC      Vice President -- Information Technology
Brian R. Toldan...................  VALIC, AGAIC      Vice President and General Auditor
Michael A. Tompkins...............  VALIC, AGAIC      Vice President -- PR Acquisitions
Peter V. Tuters...................  VALIC, AGAIC      Vice President and Investment Officer
                                    AG                Senior Vice President -- Investments
                                    Corporation
Larry Robinson....................  VALIC, AGAIC      Vice President -- Product Development
Nancy K. Shumbera.................  VALIC, AGAIC      Vice President -- Applications Development
Brenda Simmons....................  VALIC, AGAIC      Vice President -- Premium Processing

               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
William A. Wilson.................  VALIC, AGAIC    Vice President -- Government Affairs
Roger E. Hahn.....................  VALIC, AGAIC    Investment Officer
C. Scott Inglis...................  VALIC, AGAIC    Investment Officer
Craig R. Mitchell.................  VALIC, AGAIC    Investment Officer
Julia S. Tucker...................  VALIC, AGAIC    Investment Officer
                                    AG              Senior Vice President -- Investments
                                    Corporation
W. Lary Mask......................  VALIC, AGAIC    Real Estate Investment Officer
                                                      and Assistant Secretary
D. Lynne Walters..................  VALIC, AGAIC,   Tax Officer
                                    AG Distributors
                                    AG              Vice President -- Taxes
                                    Corporation
Pauletta P. Cohn..................  VALIC, AGAIC    Assistant Secretary
Otto B. Gerlach, III..............  VALIC, AGAIC    Assistant Secretary
Cheryl G. Hemley..................  VALIC, AGAIC    Assistant Secretary
Susan Miller......................  VALIC, AGAIC    Assistant Secretary
Christine W. McGinnis.............  VALIC, AGAIC    Assistant Secretary
Connie E. Pritchett...............  VALIC, AGAIC    Assistant Secretary
Daniel R. Cricks..................  VALIC, AGAIC    Assistant Tax Officer
Eric Alexander....................  VALIC, AGAIC    Assistant Treasurer
Paul Hoepfl.......................  VALIC, AGAIC    Assistant Treasurer
Kristy L. McWilliams..............  VALIC, AGAIC    Assistant Treasurer
William H.Murray..................  VALIC, AGAIC    Assistant Treasurer
Tara S. Rock......................  VALIC, AGAIC    Assistant Treasurer
Carolyn Roller....................  VALIC, AGAIC    Assistant Treasurer
Marylyn S. Zlotnick...............  VALIC, AGAIC    Assistant Controller
Leslie K. Bates...................  VALIC, AGAIC    Administrative Officer
Mary C. Birmingham................  VALIC, AGAIC    Administrative Officer
Donald L. Davis...................  VALIC, AGAIC    Administrative Officer
Robert A. Demchak.................  VALIC, AGAIC    Administrative Officer
Ted D. Hennis.....................  VALIC, AGAIC    Administrative Officer
William L. Hinkle.................  VALIC, AGAIC    Administrative Officer
Joan M. Keller....................  VALIC, AGAIC    Administrative Officer
William R. Keller, Jr.............  VALIC, AGAIC    Administrative Officer
Fred M. Lowery....................  VALIC, AGAIC    Administrative Officer
James F. McCulloch................  VALIC, AGAIC    Administrative Officer
Michael E. Mead...................  VALIC, AGAIC    Administrative Officer

               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
Kathryn T. Smith..................  VALIC, AGAIC    Administrative Officer
John M. Stanton...................  VALIC, AGAIC    Administrative Officer


ITEM 27.  PRINCIPAL UNDERWRITERS


     (a) American General Distributors, Inc. (the "Distributor") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, American General Series Portfolio Company and American General Series Portfolio Company 3. The principal business address for all the officers and directors shown below is 2929 Allen Parkway, Houston, TX 77019.


     (b) The following information is furnished with respect to each officer and director of the Distributor.


         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                   WITH DISTRIBUTOR               WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Robert P. Condon.....................  Director, Chairman of the                     --
                                         Board, Chief Executive
                                         Officer and President
Thomas G. Norwood....................  Director, Chief Financial                     --
                                         Officer and Treasurer
Mary Cavanaugh.......................  Director and Secretary                        --
D. Lynne Walters.....................  Tax Officer                                   --
V. Keith Roberts.....................  Vice President -- Operations                  --
Cheryl G. Hemley.....................  Assistant Secretary                           --
Daniel R. Cricks.....................  Assistant Tax Officer                         --
James D. Bonsall.....................  Assistant Treasurer                           --
Steven D. Rubinstein.................  Assistant Treasurer                           --
Marylyn S. Zlotnick..................  Assistant Treasurer                           --

---------------




     (c) Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

         THE DEPOSITOR:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE PRINCIPAL UNDERWRITER:

         American General Distributors, Inc.
         2929 Allen Parkway
         Houston, Texas 77019

         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110


         INVESTMENT SUB-ADVISERS:

         American General Investment Management, L.P.
         2929 Allen Parkway
         Houston, Texas 77019

         Brown Capital Management
         1201 N. Calvert St.
         Baltimore, Maryland 21201

         Capital Guardian Trust Company
         11100 Santa Monica Boulevard
         Los Angeles, California 90025

         Fiduciary Management Associates, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         Goldman, Sachs & Co.
         85 Broad Street
         New York, New York 10004

         Jacobs Asset Management, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         JP Morgan Investment Management Inc.
         522 Fifth Avenue
         New York, New York 10036

         Neuberger Berman Management Inc.
         605 Third Avenue
         New York, New York 10158

         State Street Bank and Trust Company
         2 International Place
         Boston, Massachusetts 02110

         T. Rowe Price Associates, Inc.
         100 East Pratt Street
         Baltimore, Maryland 21202


ITEM 29.  MANAGEMENT SERVICES

     There is no management-related service contract not discussed in Parts A or B of this Form N-1A

ITEM 30.  UNDERTAKINGS

     Not Applicable

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 21st day of July, 2000.



                                        AMERICAN GENERAL SERIES
                                        PORTFOLIO COMPANY




                                        By: /s/ ALICE T. KANE
                                            --------------------------------
                                            Alice T. Kane
                                            Chairman of the Board of
                                            Directors


        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                        Date
---------                          -----                        ----
/s/ ALICE T. KANE                Chairman of the Board of     July 21, 2000
----------------------------     Directors
Alice T. Kane

/s/ GREGORY R. SEWARD            Treasurer                    July 21, 2000
----------------------------
Gregory R. Seward

*                                Director                     July 21, 2000
----------------------------
Kent E. Barrett

*                                Director                     July 21, 2000
----------------------------
Judith Craven

*                                Director                     July 21, 2000
----------------------------
Timothy J. Ebner

*                                Director                     July 21, 2000
----------------------------
Gustavo E. Gonzales, Jr.

*                                Director                     July 21, 2000
----------------------------
Norman Hackerman

*                                Director                     July 21, 2000
----------------------------
John Wm. Lancaster

*                                Director                     July 21, 2000
----------------------------
Ben H. Love

*                                Director                     July 21, 2000
----------------------------
John E. Maupin, Jr.

*                                Director                     July 21, 2000
----------------------------
F. Robert Paulsen

By: /s/ DAVID M. LEAHY
   -------------------------
   David M. Leahy
   Attorney-in-Fact

                                 Exhibit Index

                                 Code of Ethics